LEASES	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 4 – LEASES

During March 2022, the Company entered into a lease agreement for its Detroit operations which commenced in August 2022 through July 2027. There is an exclusive right to purchase the premises through the original term of the lease at a fair value to be mutually agreed upon. The Company is not reasonably certain it will exercise the option and therefore, the lease is classified as an operating lease. Monthly payments required under this lease are approximately $9,000. The Company discounted the lease liability utilizing the incremental borrowing rate at lease commencement which was 5.50%. The remaining term under this lease at March 31, 2024 is 3.33 years.

Also, the Company leases a truck used for is operations under a five-year lease which commenced during May 2022 ending during May 2027, classified as a finance lease. The lease calls for monthly payments of $3,304 bearing interest at 12.08% per annum. The lease includes a purchase option upon maturity of which the Company intends to exercise. The remaining term under this lease at March 31, 2024 is 3.17 years.

The Company also leases land for equipment storage on a month-to-month basis. These monthly leases are expensed to lease expense as incurred.

The following table summarizes right of use assets at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023	Location Recorded on Balance Sheet

Assets
Operating lease	$322,037	$336,191	Right-of-use asset
Finance lease	111,670	117,162	Property and equipment, net

Total leased assets	$433,707	$453,353

The following table summarizes the maturities of the Company’s lease liabilities presented on the balance sheets as of March 31, 2024 for each of the twelve months ended March 31:

Year	Operating Lease	Finance Lease

2025	$108,000	$39,650
2026	108,000	39,650
2027	108,000	39,650
2028	45,000	3,271

Total lease payments	369,000	122,221
Less interest	33,296	18,315

Total lease obligations	335,704	103,906

Less current portion	91,828	28,650

Long-term lease liabilities	$243,876	$75,256

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 4 – LEASES – Continued

The following summarizes the composition of net lease cost during the three-months ended March 31, 2024 and 2023:

	2024	2023

Short-term lease costs	$3,000	$2,899
Operating lease costs	17,333	26,000
Finance lease costs
Amortization of right-to-use asset	5,492	5,492
Interest on lease liability	3,272	4,024

Total lease costs	$29,097	$38,415